ICON EQUITY FUND

Portfolio of Investments

September 30, 2021

Security Description	Shares	Value
Common Stock (96.28%)

Basic Materials (0.85%)
The Chemours Co	23,000	$668,380
Communications (3.65%)
Extreme Networks Inc*	291,400	2,870,290

Consumer, Cyclical (17.24%)
Brunswick Corp	11,600	1,105,132
Five Below Inc*	9,900	1,750,419
KB Home	22,700	883,484
Magna International Inc	28,200	2,121,768
Monarch Casino & Resort Inc*	31,100	2,083,389
NIKE Inc	26,900	3,906,687
Ulta Beauty Inc*	4,700	1,696,324
Total Consumer, Cyclical		13,547,203

Consumer, Non-Cyclical (8.58%)
Euronet Worldwide Inc*	13,350	1,699,188
Global Payments Inc	18,862	2,972,274
ManpowerGroup Inc	19,100	2,068,148
Total Consumer, Non-Cyclical		6,739,610

Energy (6.34%)
Baker Hughes Co	92,200	2,280,106
Diamondback Energy Inc	28,500	2,698,095
Total Energy		4,978,201

Financial (17.44%)
Bank of America Corp	65,488	2,779,966
JPMorgan Chase & Co	14,600	2,389,874
LPL Financial Holdings Inc	14,000	2,194,640
Mastercard Inc	11,629	4,043,171
Truist Financial Corp	39,100	2,293,215
Total Financial		13,700,866

Industrial (19.92%)
Advanced Drainage Systems Inc	19,900	2,152,583
Alamo Group Inc	16,800	2,344,104
Armstrong World Industries Inc	18,000	1,718,460
Chart Industries Inc*	26,600	5,083,526
CSX Corp	38,100	1,133,094
L3Harris Technologies Inc	5,400	1,189,296
Trinity Industries Inc	74,800	2,032,316
Total Industrial		15,653,379

Technology (22.26%)
Adobe Inc*	5,400	3,108,888
EPAM Systems Inc*	10,500	5,990,040

NXP Semiconductors NV	12,900	2,526,723
Qorvo Inc*	10,400	1,738,776
Skyworks Solutions Inc	25,056	4,128,728
Total Technology		17,493,155

Total Common Stock (Cost $45,053,868)		75,651,084

Funds (3.84%)	Shares	Value

Exchange-Traded Funds (3.79%)
Direxion Daily S&P 500 Bull 3X(#)	18,094	1,935,696
Direxion Daily Small Cap Bull 3X Shares(#)	12,600	1,044,540
Total Exchange-Traded Funds		2,980,236

Money Market Funds (0.04%)
First American Government Obligations Fund	34,108	34,108

Total Funds (Cost $1,217,777)		3,014,344

Total Investments (Cost $46,271,645)(a) (100.12%)		$78,665,428
Liabilities in Excess of Other Assets (-0.12%)		(93,248)
Net Assets (100.00%)		$78,572,180

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at September 30, 2021

(a)	Aggregate cost for federal income tax purpose is $46,294,816.

At September 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	32,499,686
Unrealized depreciation	(129,074)
Net unrealized appreciation	32,370,612